Note Rental expense and commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($) [1]
Operating Leases Future Minimum Payments Due Abstract
2017	$ 34,530
2018	30,463
2019	28,510
2020	26,861
2021	24,696
Later years	126,308
Total	$ 271,368

[1]	Minimum payments have not been reduced by minimum non-cancelable sublease rentals due in the future of $ 0.9 m illion at December 31, 2016 .